Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Total Assets	$ 0	$ 0
Current Liabilities
Accounts Payable	2,348	24,218
Due to Related Party	38,198	0
Total Current Liabilities	40,546	24,218
Total Liabilities	40,546	24,218
Stockholders' Equity:
Preferred Stock, $0.01 par value, 20,000,000 shares authorized, 0 and 0 shares issued and outstanding	0	0
Common Stock, $0.001 par value, 40,000,000 shares authorized, 9,667,750 and 9,667,750 shares issued and outstanding	9,668	9,668
Additional Paid In Capital	2,176,757	7,176,757
Accumulated Deficit	(2,226,971)	(2,210,643)
Stockholders' Equity (Deficit)	(40,546)	(24,218)
Total Liabilities and Stockholders' Equity	$ 0	$ 0